Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Notes Payable

Note 5. Notes Payable

On October 1, 2018, the Company entered into a promissory note (the “2018 Promissory Note”), which promises to pay Anthony Mack, Chief Executive Officer and significant investor, the principal amount of $500,000, and bears interest at a rate of 11.19% per annum. The 2018 Promissory Note states that the principal shall be paid at the earlier of an event of default (as defined in the 2018 Promissory Note) and the first anniversary of the date of the 2018 Promissory Note. As of June 30, 2021, the balance on the 2018 Promissory note was $500,000, with accrued interest of $153,862. As of December 31, 2020, the balance on the 2018 Promissory Note was $500,000, with accrued interest of $125,887.

On January 15, 2019, the Company entered into a promissory note (the “2019 Promissory Note”), which promises to pay Anthony Mack the principal amount of $500,000, and bears interest at a rate of 11.19% per annum. The 2019 Promissory Note states that the principal shall be paid at the earlier of an event of default (as defined in the 2019 Promissory Note) and the first anniversary of the date of the 2019 Promissory Note. On April 6, 2020, the Company and Anthony Mack entered into an amendment to the 2019 Promissory Note which extended the maturity date from the first anniversary of the date of the 2019 Promissory Note to January 15, 2021, with all other terms remaining consistent. As of June 30, 2021, the balance on the 2019 Promissory Note was $500,000, with accrued interest of $137,544. As of December 31, 2020, the balance on the 2019 Promissory Note was $500,000, with accrued interest of $109,569.

On October 28, 2020, the Company amended its 2018 Promissory Note and its 2019 Promissory Note with Anthony Mack to extend the maturity date to December 31, 2023 for both promissory notes. All other terms and conditions of these promissory notes remained unchanged.

In January 2021, the Company issued notes with an aggregate principal amount of $75,000 and $25,000, respectively. These notes were issued to Anthony Mack for $75,000 and Christopher Chipman, Chief Financial Officer, for $25,000. These notes bore interest as a rate of 1.35% per annum and were subsequently repaid with proceeds from the IPO, including accrued interest of $122 and $41, respectively.

On August 29, 2019, the Company entered into a service provider convertible note purchase agreement (the “RRD Note”) with RRD International, LLC (“RRD”). Under the RRD Note, the Company and RRD agreed to make certain compensation due to RRD payable in the form of a convertible promissory note. The RRD Note stated that a maximum principal balance of $400,000 could be applied for services provided by RRD to the Company, which could be converted into equity or cash (all or in part) upon a Qualified Financing (as defined in the RRD Note) or the Conversion Date of March 31, 2020. Borrowings under the RRD Note bore simple interest on the outstanding principal amount of the RRD Note until paid in full at the fixed rate of 10% per annum. During 2020, the RRD Note was amended to increase the maximum principal to $600,000 and to extend the maturity and conversion dates through to January 31, 2021. As of December 31, 2020, the balance on the RRD Note was $493,480, with accrued interest of $34,544.

In February 2021, the Company paid the balance on its RRD Note of $528,024, including $34,544 of accrued interest, with proceeds from the Company’s IPO.

On May 4, 2020, the Company entered into a Promissory Note (the “PPP Note”) with PNC Bank as the lender (the “Lender”), pursuant to which the Lender agreed to make a loan to the Company under the Paycheck Protection Program (the “PPP Loan”) offered by the U.S. Small Business Administration (the “SBA”) in a principal amount of $72,100 pursuant to Title 1 of the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”). The PPP Loan proceeds are available to be used to pay for payroll costs, including salaries, commissions, and similar compensation, group health care benefits, and paid leaves; rent; utilities; and interest on certain other outstanding debt. The amount that will be forgiven will be calculated in part with reference to the Company’s full time headcount during the period ending October 31, 2020. The interest rate on the PPP Note is a fixed rate of 1% per annum. To the extent that the amounts owed under the PPP Loan, or a portion of them, are not forgiven, the note shall convert to an amortizing term loan and the Company will be required to make principal and interest payments in monthly installments beginning seven months from April 2020. The PPP Note matures in two years. The PPP Note includes events of default. Upon the occurrence of an event of default, the Lender will have the right to exercise remedies against us, including the right to require immediate payment of all amounts due under the PPP Note. On July 2, 2021, the SBA notified the Company that the forgiveness amount totaled $61,816. The remaining balance of $10,284 must be repaid by the Company on or before maturity.

The following table summarizes the Company’s notes payables:

		June 30, 2021
	Balance as of January 1, 2021	Notes Issued	Note Payments	Balance as of June 30, 2021
Related party notes payable
Anthony Mack 2018 Promissory Note	$500,000	$—	$—	$500,000
Anthony Mack 2019 Promissory Note	500,000	—	—	500,000
Related party notes payable	—	100,000	(100,000)	—
Total related party notes payable	1,000,000	100,000	(100,000)	1,000,000
RRD Note	493,480	—	(493,480)	—
SBA PPP Loan	72,100	—	—	72,100
Total notes payable	1,565,580	100,000	(593,480)	1,072,100
Less: Current portion of notes payable	543,990	100,000	(593,480)	50,510
Total non-current portion of notes payable	$1,021,590	$—	$—	$1,021,590

Interest expense was $64,748 and $83,891 for the six months ended June 30, 2021 and 2020, respectively. Interest expense was $34,049 and $43,261 for the three months ended June 30, 2021 and 2020, respectively.

Principal payments on note payables are due as follows:

Years ending December 31,
2021	$50,510
2022	21,590
2023	1,000,000
Total payments	$1,072,100

Note 5. Notes Payable

On October 1, 2018, the Company entered into a promissory note (the “2018 Promissory Note”), which promises to pay Anthony Mack, Chief Executive Officer and significant investor, the principal amount of $500,000, and bear interest at a rate of 11.19% per annum. The 2018 Promissory Note states that the principal shall be paid at the earlier of an event of default and the first anniversary of the date of the note. As of December 31, 2020, the balance on the 2018 Promissory Note was $500,000, with accrued interest of $125,887. As of December 31, 2019, the balance on the 2018 Promissory note was $500,000, with accrued interest of $74,692.

On January 15, 2019, the Company entered into a promissory note (the “2019 Promissory Note”), which promises to pay Anthony Mack the principal amount of $500,000, and bear interest at a rate of 11.19% per annum. The 2019 Promissory Note states that the principal shall be paid at the earlier of an event of default and the first anniversary of the date of the note. On April 6, 2020, VIRPAX and Anthony Mack entered into an amendment to the 2019 Promissory Note which extended the maturity date from the first anniversary of the date of the 2019 Promissory Note to January 15, 2021 with all other terms remaining consistent. As of December 31, 2020, the balance on the 2019 Promissory Note was $500,000, with accrued interest of $109,569. As of December 31, 2019, the balance on the 2019 Promissory Note was $500,000, with accrued interest of $56,329.

On October 28, 2020, the Company amended its 2018 Promissory Note dated October 1, 2018 and its 2019 Promissory Note dated January 15, 2019 with Anthony Mack, Chief Executive Officer and significant investor, to extend the maturity date to December 31, 2023 for both promissory notes. All other terms and conditions of these promissory notes remained unchanged.

On August 29, 2019, the Company entered into a service provider convertible note purchase agreement (the “RRD Note”) with RRD International, LLC (“RRD”). Under this agreement, Virpax and RRD agreed to make certain compensation payable in the form of a convertible promissory note. The convertible promissory note states that a maximum principal balance of $400,000 can be applied for services provided by RRD to Virpax, which can be converted into equity or cash (all or in part) upon a Qualified Financing or the Conversion Date of March 31, 2020. Borrowings under the RRD Note bear simple interest on the outstanding principal amount of the RRD Note until paid in full at the fixed rate of 10% per annum. On March 20, 2020, VIRPAX and RRD entered into an amendment which extended the maturity date from March 31, 2020 to September 30, 2020, increased the amount of principal from $400,000 to $600,000, extended the Qualified Financing deadline from March 31, 2020 to September 30, 2020, and provided for the payment of all interest accrued up to March 31, 2020 which totaled $16,435. As of December 31, 2020, the balance on the RRD Note was $493,480, with accrued interest of $34,544. As of December 31, 2019, the balance on the RRD Note was $264,520, with accrued interest of $7,741.

In October 2020, the Company amended the RRD Note to extend the maturity date from September 30, 2020 to November 30, 2020, and to extend the RRD Qualified Financing deadline from September 30, 2020 to November 30, 2020, and provide for the payment of all interest accrued from April 1, 2020 through November 30, 2020, which was $30,431. On November 30, 2020, the Company amended the RRD Note to extend the conversion date to December 31, 2020. On December 31, 2020, we amended the RRD Note to extend the conversion date to January 31, 2021 (See also Note 12 – Subsequent Events for further information on the RRD Note).

On May 4, 2020, the Company entered into a Promissory Note (the “PPP Note”) with PNC Bank as the lender (the “Lender”), pursuant to which the Lender agreed to make a loan to us under the Paycheck Protection Program (the “PPP Loan”) offered by the U.S. Small Business Administration (the “SBA”) in a principal amount of $72,100 pursuant to Title 1 of the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”). The PPP Loan proceeds are available to be used to pay for payroll costs, including salaries, commissions, and similar compensation, group health care benefits, and paid leaves; rent; utilities; and interest on certain other outstanding debt. The amount that will be forgiven will be calculated in part with reference to the Company’s full time headcount during the period ending October 31, 2020. The interest rate on the PPP Note is a fixed rate of 1% per annum. To the extent that the amounts owed under the PPP Loan, or a portion of them, are not forgiven, the note shall convert to an amortizing term loan and the Company will be required to make principal and interest payments in monthly installments beginning seven months from April 2020. The PPP Note matures in two years. The PPP Note includes events of default. Upon the occurrence of an event of default, the Lender will have the right to exercise remedies against us, including the right to require immediate payment of all amounts due under the PPP Note.

The following table summarizes the Company’s notes payables:

	December 31, 2020
	Balance as of January 1, 2020	Notes issued	Balance as of December 31, 2020
Related party notes payable
Anthony Mack 2018 Promissory Note	$500,000	$—	$500,000
Anthony Mack 2019 Promissory Note	500,000	—	500,000
Total related party notes payable	1,000,000	—	1,000,000
RRD Note	264,520	228,960	493,480
SBA PPP Loan	—	72,100	72,100
Total notes payable	$1,264,520	$301,060	$1,565,580
Less: Current portion of notes payable	1,264,520	279,470	543,990
Total non-current portion of notes payable	$—	$21,590	$1,021,590

	December 31, 2019
	Balance as of January 1, 2019	Notes Issued	Balance as of December 31, 2019
Related party notes payable
Anthony Mack 2018 Promissory Note	$500,000	$—	$500,000
Anthony Mack 2019 Promissory Note	—	500,000	500,000
Total related party notes payable	500,000	500,000	1,000,000
RRD Note	—	264,520	264,520
Total notes payable	500,000	764,520	1,264,520
Less: Current portion of notes payable	500,000	764,520	1,264,520
Total non-current portion of notes payable	$—	$—	$—

Interest expense was $147,934 and $124,644 for the year ended December 31, 2020 and 2019, respectively.

Principal payments on note payables are due as follows:

Years ending December 31,
2021	$543,990
2022	21,590
2023	1,000,000
2024	—
Total payments	$1,565,580